Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	10	2	26	30	77
Impairment Charges and Fair Value Adjustments	$ 26,496	$ 7,344	$ 89,700	$ 170,328	$ 552,762
Aircraft likely to be sold or sold
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	2	2	10	17	15
Impairment Charges and Fair Value Adjustments	9,500	5,200	43,300	163,100	155,100
Aircraft intended to be or designated for part-out
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	8		12	3	2
Impairment Charges and Fair Value Adjustments	$ 17,000	$ 2,100	$ 42,300	$ 10,900	$ 25,600
Engines impaired or adjusted	1	3	13